SEPTEMBER 11, 2018

SUPPLEMENT TO THE FOLLOWING SUMMARY PROSPECTUSES:

SUMMARY PROSPECTUSES DATED MARCH 1, 2018 FOR THE FOLLOWING FUNDS:

HARTFORD CORE EQUITY FUND	THE HARTFORD DIVIDEND AND GROWTH FUND
THE HARTFORD GROWTH OPPORTUNITIES FUND	THE HARTFORD HEALTHCARE FUND
THE HARTFORD MIDCAP FUND	THE HARTFORD MIDCAP VALUE FUND

SUMMARY PROSPECTUS DATED MARCH 1, 2018, AS SUPPLEMENTED AUGUST 9, 2018

FOR THE HARTFORD CAPITAL APPRECIATION FUND

SUMMARY PROSPECTUS DATED MARCH 1, 2018, AS SUPPLEMENTED MAY 11, 2018

FOR THE HARTFORD EQUITY INCOME FUND

SUMMARY PROSPECTUS DATED MARCH 1, 2018, AS SUPPLEMENTED AUGUST 30, 2018

FOR HARTFORD QUALITY VALUE FUND

SUMMARY PROSPECTUS DATED MARCH 1, 2018, AS SUPPLEMENTED THROUGH AUGUST 30, 2018

FOR HARTFORD SMALL CAP CORE FUND

This Supplement contains new and additional information and should be read in connection with your Summary Prospectus.

At a meeting held on August 7-8, 2018, the Board of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. approved the following changes to Class R3, R4 and R5 shares effective November 1, 2018: (1) reclassifying the administrative service fees as sub-transfer agency fees, a component of the overall transfer agency fee; and (2) changing the maximum amount of transfer agency fees that can be charged under the current transfer agency agreement (i.e. the Specified Amount set forth in the transfer agency agreement). Effective November 1, 2018, the new Specified Amount for Classes R3, R4, and R5 will be 0.22%, 0.17%, and 0.17%, respectively. Accordingly, in the section entitled “Your Expenses” in each of the above referenced Summary Prospectuses, the following is added to the “Total other expenses” footnote in the Annual Fund Operating Expenses table:

Effective November 1, 2018, the administrative service fees of 0.20% (Class R3), 0.15% (Class R4) and 0.10% (Class R5) will be reclassified as sub-transfer agency fees, a component of the overall transfer agency fee. In addition, the new Specified Amount (i.e. the maximum amount of transfer agency fees that can be charged under the current transfer agency agreement) for Classes R3, R4, and R5 will be 0.22%, 0.17%, and 0.17%, respectively, effective November 1, 2018.

This Supplement should be retained with your Summary Prospectus for future reference.

HV-7420	September 2018